SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries
	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%

Schedule of exchange rate
	As of
	December 31, 2020	December 31, 2019

RMB: US$ exchange rate	6.53	6.96

Schedule of average exchange rate
	Year ended December 31,
	2020	2019

RMB: US$ exchange rate	6.84	7.01

Schedule lease terms and discount rate
Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$217,821

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 12/31/2020	-
Weighted average remaining lease term-operating leases (in years)	4.67
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,813,186
Total right-of-use assets	$2,813,186

Short-term operating lease liabilities	569,865
Long-term operating lease liabilities	2,471,598
Total operating lease liabilities	$3,041,463

Maturities of the Company’s lease liabilities are as follows:

Year ending December 31,
2021	709,227
2022	690,685
2023	733,273
2024	777,890
2025	513,088
Total lease payments	3,424,163
Less: Imputed interest/present value discount	(382,700)
Present value of lease liabilities	$3,041,463

Schedule of potentially diluted shares
	2020	2019
Statement of Operations Summary Information:
Net Profit/ (loss)	$2,675,037	$(417,407)
Weighted-average common shares outstanding - basic and diluted	304,166,073	300,222,000
Net loss per share, basic and diluted	$0.01	$(0.00)